Short-Term Investments	12 Months Ended
Dec. 31, 2025
Schedule of Investments [Abstract]
Short-Term Investments	Short-Term Investments
Short-term investments are highly liquid deposits and fixed-income securities denominated in U.S. dollars and euros due from financial and nonfinancial institutions. As of December 31, 2025 and 2024, short-term investments were as follows:

(in thousands)	2025	2024

Money market deposits	$210,000	$380,584
Commercial paper	49,913	108,853
Total short-term investments	$259,913	$489,437
Money market deposits are interest-bearing deposit accounts, recorded at cost, which approximates fair value, with interest income accrued as earned. All instruments are classified as current assets in the accompanying balance sheet as they have an original maturity of less than one year. Interest income is determined using the effective interest rate method.
Investments in commercial paper, a marketable debt security, are classified as available for sale investments and are recorded at cost, which approximates fair value. Interest income is calculated and accrued using the effective interest method.